General (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of reserves within equity [abstract]
Accumulated deficit	$ (197,518)	$ (188,646)
Cash and cash equivalents and short-term bank deposits	$ 45,100